COMMON STOCK WARRANTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 08, 2021	Sep. 21, 2020	Dec. 31, 2021	Dec. 31, 2020	Nov. 09, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			11,461,247	0
Warrants issued (in shares)			12,416,621
Warrants exercised (in shares)			955,374
Net increase to warrant liabilities			$ (37,584)	$ (1,296)
Proceeds from warrants exercised			$ 10,995	$ 0
Private Placement | STWO
Class of Warrant or Right [Line Items]
Shares issued (in shares)	25,000,000
Redemption Scenario, Two
Class of Warrant or Right [Line Items]
Price of common stock triggering redemption of warrants (in USD per share)			$ 10.00
Price of common stock with trading days threshold, triggering redemption of warrants (in USD per share)			$ 10.00
Trading days triggering redemption of warrants			20 days
Consecutive trading day period			30 days
Common Stock
Class of Warrant or Right [Line Items]
Price per share (in USD per share)	$ 11.50
Common Stock | STWO
Class of Warrant or Right [Line Items]
Price per share (in USD per share)		$ 11.50
Common Stock | Public Warrant Holders | STWO
Class of Warrant or Right [Line Items]
Issuance of shares (in shares)		1
Common Stock | Private Warrant Holders
Class of Warrant or Right [Line Items]
Issuance of shares (in shares)	1
Common Stock | Earnout Warrant Holders
Class of Warrant or Right [Line Items]
Issuance of shares (in shares)	1
Private common stock warrants | Private Placement | STWO | STWO's Sponsor
Class of Warrant or Right [Line Items]
Shares issued (in shares)		4,666,667
Public common stock warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			7,377,913	0
Warrants issued (in shares)			8,333,287
Warrants exercised (in shares)			955,374
Net increase to warrant liabilities			$ 14,476
Proceeds from warrants exercised			$ 10,987
Public common stock warrants | STWO
Class of Warrant or Right [Line Items]
Warrants issued (in shares)	8,333,287
Warrants term		5 years
Public common stock warrants | Redemption Scenario, One
Class of Warrant or Right [Line Items]
Redemption price per share (in USD per share)			$ 0.01
Price of common stock triggering redemption of warrants (in USD per share)			18.00
Price of common stock with trading days threshold, triggering redemption of warrants (in USD per share)			$ 10.00
Trading days triggering redemption of warrants			20 days
Consecutive trading day period			30 days
Public common stock warrants | Redemption Scenario, Two
Class of Warrant or Right [Line Items]
Redemption price per share (in USD per share)			$ 0.10
Public common stock warrants | Redemption Scenario, Three
Class of Warrant or Right [Line Items]
Price of common stock triggering redemption of warrants (in USD per share)			18.00
Price of common stock with trading days threshold, triggering redemption of warrants (in USD per share)			$ 10.00
Trading days triggering redemption of warrants			20 days
Consecutive trading day period			30 days
Private common stock warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	4,083,334		3,500,000	0
Warrants issued (in shares)			3,500,000
Warrants vested (in shares)	3,500,000
Warrants exercised (in shares)			0
Net increase to warrant liabilities			$ 5,355
Private common stock warrants | STWO's Sponsor
Class of Warrant or Right [Line Items]
Warrants forfeited (in shares)	583,333
Earnout Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			583,334	0
Warrants issued (in shares)			583,334
Warrants vested (in shares)					583,334
Warrants exercised (in shares)			0
Net increase to warrant liabilities			$ 974